Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 6,271,861	$ 6,218,429	$ 290,646,467
Related Party [Member] | Level 3 [Member]
Liabilities:
Convertible promissory notes – related party			88,850
Public Warrants [Member] | Level 2 [Member]
Liabilities:
Warrant Liabilities	1,916,667	1,341,667	95,833
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Warrant Liabilities	$ 1,000,000	$ 700,000	$ 50,000